UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	99,537	$13,373,791
Curtiss-Wright Corp.	45,250	3,208,225
Exelis, Inc.	27,750	497,835
Moog, Inc. (Class A Stock)*	22,170	1,613,533
Teledyne Technologies, Inc.*	12,627	1,349,952

		20,043,336

Airlines — 1.7%
Spirit Airlines, Inc.*	87,580	7,241,990
United Continental Holdings, Inc.*	198,859	12,176,137

		19,418,127

Auto Components — 0.9%
Dorman Products, Inc.*(a)	13,507	639,286
Lear Corp.	90,801	8,708,724
Tenneco, Inc.*	16,211	881,068
TRW Automotive Holdings Corp.*	4,943	511,106

		10,740,184

Automobiles — 1.4%
General Motors Co.	278,336	9,304,773
Tesla Motors, Inc.*(a)	28,037	6,855,607

		16,160,380

Banks — 7.1%
Bank of America Corp.	457,606	7,797,606
BankUnited, Inc.	148,283	4,478,147
BOK Financial Corp.	41,601	2,681,185
Citigroup, Inc.	186,922	10,088,180
City Holding Co.	6,736	294,565
East West Bancorp, Inc.	221,264	8,135,877
First Republic Bank	119,831	6,174,891
Fulton Financial Corp.	126,203	1,506,864
Home BancShares, Inc.	21,887	693,161
Investors Bancorp, Inc.	27,802	300,540
JPMorgan Chase & Co.	167,986	10,106,038
PNC Financial Services Group, Inc. (The)	85,543	7,482,446
Prosperity Bancshares, Inc.	49,453	2,778,270
Signature Bank*	8,238	999,022
Valley National Bancorp(a)	208,224	2,028,102
Webster Financial Corp.	67,990	2,139,645
Wells Fargo & Co.	211,347	11,514,185
Wintrust Financial Corp.	57,555	2,572,133

		81,770,857

Biotechnology — 5.3%
ACADIA Pharmaceuticals, Inc.*(a)	108,047	3,227,364
Alexion Pharmaceuticals, Inc.*	42,299	8,244,075
Biogen Idec, Inc.*	35,806	11,017,148
Celgene Corp.*(a)	172,687	19,632,785
Gilead Sciences, Inc.*	88,397	8,867,987
KYTHERA Biopharmaceuticals, Inc.*(a)	101,152	3,869,064
Receptos, Inc.*	43,384	5,869,855

		60,728,278

Building Products — 0.1%
Owens Corning	27,470	957,055

Capital Markets — 2.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	36,066	1,866,415
Evercore Partners, Inc. (Class A Stock)	15,685	792,093
Goldman Sachs Group, Inc. (The)	39,256	7,396,223
HFF, Inc. (Class A Stock)	16,313	562,472
Lazard Ltd. (Class A Stock)	15,230	784,650
Morgan Stanley	396,548	13,950,559
Piper Jaffray Cos.*	34,596	1,985,810
Raymond James Financial, Inc.	5,690	320,347
Waddell & Reed Financial, Inc. (Class A Stock)	20,584	989,679

		28,648,248

Chemicals — 0.8%
Albemarle Corp.(a)	45,815	2,704,918
Cytec Industries, Inc.	32,259	1,551,658
FMC Corp.	79,226	4,309,894
PolyOne Corp.	8,076	301,235

		8,867,705

Commercial Services & Supplies — 0.7%
Mobile Mini, Inc.	103,616	4,299,028
West Corp.	114,791	3,586,071

		7,885,099

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	594,326	6,721,827
Infinera Corp.*	31,977	435,847
JDS Uniphase Corp.*	150,369	2,005,922
NETGEAR, Inc.*	12,457	432,507

		9,596,103

Construction & Engineering — 0.2%
Great Lakes Dredge & Dock Corp.	287,417	2,178,621

Consumer Finance — 1.1%
Capital One Financial Corp.	70,391	5,856,531
SLM Corp.	696,858	6,745,586

		12,602,117

Diversified Consumer Services — 0.3%
Apollo Education Group, Inc. (Class A Stock)*	47,377	1,479,110
Bright Horizons Family Solutions, Inc.*	6,707	299,803
Houghton Mifflin Harcourt Co.*	89,617	1,722,439

		3,501,352

Diversified Financial Services — 0.4%
Voya Financial, Inc.	118,747	4,973,124

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	110,930	4,522,616
Cogent Communications Group, Inc.	47,896	1,696,477
Consolidated Communications Holdings, Inc.(a)	11,539	316,284
Frontier Communications Corp.	368,841	2,600,329
Lumos Networks Corp.	29,419	486,590

		9,622,296

Electric Utilities — 0.8%
FirstEnergy Corp.	177,946	6,562,649
NRG Yield, Inc. (Class A Stock)	63,742	3,020,733

		9,583,382

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.	57,629	5,007,960
FEI Co.	5,670	485,579
Flextronics International Ltd.*	815,960	9,048,996

		14,542,535

Energy Equipment & Services — 1.7%
Dril-Quip, Inc.*	32,176	2,566,036
Halliburton Co.	138,092	5,827,482
Schlumberger Ltd.	117,015	10,057,439
Superior Energy Services, Inc.	35,334	682,300

		19,133,257

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	65,143	9,258,123
Sprouts Farmers Market, Inc.*	44,898	1,427,308

		10,685,431

Food Products — 3.1%
Adecoagro SA (Luxembourg)*	211,803	1,927,407
Boulder Brands, Inc.*(a)	41,344	446,515
Bunge Ltd.	81,150	7,365,986
Hain Celestial Group, Inc. (The)*	53,509	6,058,289
Mondelez International, Inc. (Class A Stock)	422,241	16,551,847
Sanderson Farms, Inc.(a)	8,283	719,047
TreeHouse Foods, Inc.*	20,729	1,678,013
Whitewave Foods Co. (The) (Class A Stock)*	25,183	922,453

		35,669,557

Health Care Equipment & Supplies — 0.5%
Cardiovascular Systems, Inc.*	29,706	910,786
DexCom, Inc.*	23,559	1,212,346
GenMark Diagnostics, Inc.*	44,648	507,201
Hologic, Inc.*	19,623	525,896
Insulet Corp.*(a)	34,545	1,609,452
Tandem Diabetes Care, Inc.*(a)	34,882	492,883

		5,258,564

Health Care Providers & Services — 2.4%
Air Methods Corp.*(a)	99,513	4,416,387
Amsurg Corp.*	29,164	1,503,987
Bioscrip, Inc.*	46,265	299,797
Centene Corp.*	69,741	6,888,319
Envision Healthcare Holdings, Inc.*	50,224	1,775,921
Health Net, Inc.*	30,104	1,546,744
HealthSouth Corp.	9,894	406,940
Healthways, Inc.*(a)	90,275	1,406,484
Magellan Health, Inc.*	7,546	461,740
Molina Healthcare, Inc.*	51,980	2,657,218
MWI Veterinary Supply, Inc.*	12,157	1,986,697
PharMerica Corp.*	35,430	772,728
Team Health Holdings, Inc.*	34,446	1,968,933
Universal Health Services, Inc. (Class B Stock)	17,869	1,869,455

		27,961,350

Hotels, Restaurants & Leisure — 3.6%
Bloomin’ Brands, Inc.*	21,160	481,813
Brinker International, Inc.	6,357	358,090
Carnival Corp.	247,850	10,945,056
Cheesecake Factory, Inc. (The)	54,209	2,625,342
Del Frisco’s Restaurant Group, Inc.*	85,901	1,908,720
Extended Stay America, Inc.	24,375	453,375
Jack in the Box, Inc.	5,783	430,833
Marriott International, Inc. (Class A Stock)	100,200	7,894,758

Pinnacle Entertainment, Inc.*(a)	94,307	2,347,301
Starbucks Corp.	99,885	8,111,661
Vail Resorts, Inc.	58,034	5,086,100

		40,643,049

Household Durables — 0.3%
D.R. Horton, Inc.	36,380	927,326
Lennar Corp. (Class A Stock)	32,610	1,540,496
Tempur Sealy International, Inc.*	14,490	826,655

		3,294,477

Independent Power & Renewable Electricity Producers — 0.8%
NRG Energy, Inc.	276,270	8,636,200

Industrial Conglomerates — 0.6%
Siemens AG (Germany), ADR(a)	57,469	6,781,342

Insurance — 3.6%
MetLife, Inc.	165,107	9,181,600
Protective Life Corp.	82,486	5,750,099
RLI Corp.	20,818	956,171
Stancorp Financial Group, Inc.	30,513	2,016,909
Symetra Financial Corp.	300,800	6,816,128
W.R. Berkley Corp.	96,909	5,062,526
White Mountains Insurance Group Ltd.	11,626	7,368,210
XL Group PLC (Ireland)	125,565	4,460,069

		41,611,712

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.*	32,694	11,071,496
Netflix, Inc.*	19,874	6,888,130
Priceline Group, Inc. (The)*	8,011	9,294,282
TripAdvisor, Inc.*	56,123	4,133,459
Wayfair, Inc. (Class A Stock)*(a)	16,440	398,834

		31,786,201

Internet Software & Services — 5.9%
Alibaba Group Holding Ltd. (China), ADR*	116,176	12,969,889
Bankrate, Inc.*(a)	116,508	1,361,979
Cornerstone OnDemand, Inc.*(a)	64,531	2,050,150
Demandware, Inc.*(a)	4,998	279,888
Facebook, Inc. (Class A Stock)*	263,599	20,481,642
Google, Inc. (Class A Stock)*	14,419	7,917,184
Google, Inc. (Class C Stock)*	15,066	8,163,211
LinkedIn Corp. (Class A Stock)*(a)	38,127	8,626,996
Twitter, Inc*	135,563	5,658,400
WebMD Health Corp.*(a)	7,980	291,589

		67,800,928

IT Services — 3.2%
DST Systems, Inc.	22,197	2,203,052
Euronet Worldwide, Inc.*	7,675	445,687
FleetCor Technologies, Inc.*	49,317	7,490,759
Gartner, Inc.*	3,703	316,533
Global Payments, Inc.	78,500	6,779,260
MasterCard, Inc. (Class A Stock)	162,501	14,184,712
Vantiv, Inc. (Class A Stock)*	145,051	4,894,021
VeriFone Systems, Inc.*	12,398	442,113

		36,756,137

Leisure Products — 0.2%
Brunswick Corp.	37,847	1,880,239

Life Sciences Tools & Services — 0.9%
Fluidigm Corp.*	114,241	3,522,050
Illumina, Inc.*	38,285	7,308,224

		10,830,274

Machinery — 3.1%
Caterpillar, Inc.	72,931	7,336,858
CIRCOR International, Inc.	32,422	2,170,653
Crane Co.	43,634	2,575,715
IDEX Corp.	28,262	2,170,804
ITT Corp.	35,513	1,470,238
NN, Inc.	17,386	368,062
Nordson Corp.	17,227	1,346,290
Oshkosh Corp.	25,505	1,157,927
RBC Bearings, Inc.	29,694	1,887,944
Rexnord Corp.*	77,576	2,137,219
SPX Corp.	98,420	8,827,290
Terex Corp.	42,911	1,231,546
WABCO Holdings, Inc.*	19,408	1,991,649
Woodward, Inc.	10,798	558,041

		35,230,236

Media — 2.2%
Cinemark Holdings, Inc.	71,829	2,608,111
Comcast Corp. (Class A Stock)	164,816	9,401,105
Walt Disney Co. (The)	136,526	12,630,020

		24,639,236

Metals & Mining — 0.4%
Compass Minerals International, Inc.	14,138	1,230,713
Constellium NV (Netherlands) (Class A Stock)*	35,288	555,786
McEwen Mining, Inc.*(a)	333,399	446,754
Reliance Steel & Aluminum Co.	42,155	2,695,391

		4,928,644

Multiline Retail — 0.5%
Target Corp.	73,465	5,436,410
Tuesday Morning Corp.*	14,658	312,215

		5,748,625

Oil, Gas & Consumable Fuels — 5.7%
Cheniere Energy Partners LP	21,617	465,198
Chevron Corp.	54,913	5,978,378
Concho Resources, Inc.*	50,011	4,763,548
Laredo Petroleum, Inc.*	16,163	168,903
Marathon Oil Corp.	227,593	6,581,990
Marathon Petroleum Corp.	75,394	6,792,245
Noble Energy, Inc.	127,314	6,261,303
Occidental Petroleum Corp.	78,690	6,277,101
PDC Energy, Inc.*	42,700	1,260,077
Rosetta Resources, Inc.*	115,520	3,398,598
SemGroup Corp. (Class A Stock)	80,408	5,949,388
Suncor Energy, Inc. (Canada)	240,998	7,616,675
Targa Resources Corp.	38,580	4,403,521
Western Refining, Inc.	99,941	4,108,575
Whiting Petroleum Corp.*	34,305	1,432,920

		65,458,420

Personal Products — 0.4%
Avon Products, Inc.	452,092	4,421,460

Pharmaceuticals — 4.6%
Actavis, PLC*	40,437	10,942,657

Allergan, Inc.	30,533	6,530,703
Aratana Therapeutics, Inc.*	119,338	1,581,229
Bayer AG (Germany), ADR	60,231	9,038,866
Bristol-Myers Squibb Co.	161,862	9,557,951
Pacira Pharmaceuticals, Inc.*(a)	68,088	6,395,506
Teva Pharmaceutical Industries Ltd. (Israel), ADR	156,085	8,893,723

		52,940,635

Professional Services — 0.5%
Corporate Executive Board Co. (The)	12,269	898,214
Dun & Bradstreet Corp. (The)	4,046	513,640
Huron Consulting Group, Inc.*	17,528	1,212,236
Korn/Ferry International*	96,225	2,612,509
TrueBlue, Inc.*	44,557	1,022,583

		6,259,182

Real Estate Investment Trusts (REITs) — 2.4%
Capstead Mortgage Corp.	119,782	1,558,364
Chimera Investment Corp.	544,242	1,839,538
Colony Financial, Inc.	58,628	1,439,317
Extra Space Storage, Inc.	22,786	1,350,526
First Potomac Realty Trust	43,116	533,776
Hersha Hospitality Trust	599,824	4,444,696
Iron Mountain, Inc.	30,673	1,165,881
Kilroy Realty Corp., REIT	11,523	791,400
LaSalle Hotel Properties	31,438	1,269,152
MFA Financial, Inc.	537,916	4,507,736
Parkway Properties, Inc.	93,903	1,829,230
Pebblebrook Hotel Trust	53,296	2,300,788
Starwood Property Trust, Inc.	49,780	1,197,707
Summit Hotel Properties, Inc.	306,291	3,552,976

		27,781,087

Real Estate Management & Development — 0.2%
Forest City Enterprises, Inc. (Class A Stock)*	107,429	2,319,392

Road & Rail — 1.6%
Canadian Pacific Railway Ltd. (Canada)	52,441	10,129,503
Heartland Express, Inc.	124,104	3,292,479
Hertz Global Holdings, Inc.*	216,736	5,145,313

		18,567,295

Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc.	611,306	14,701,909
Cavium, Inc.*	128,294	7,261,441
Inphi Corp.*	35,086	515,413
Power Integrations, Inc.	75,638	3,794,002
Semtech Corp.*	42,276	1,076,347

		27,349,112

Software — 4.9%
Adobe Systems, Inc.*	97,454	7,180,411
Cadence Design Systems, Inc.*(a)	19,291	364,021
Concur Technologies, Inc.*	2,330	300,127
Fortinet, Inc.*	76,147	2,098,611
Imperva, Inc.*	11,544	491,082
Jive Software, Inc.*	201,993	1,191,759
Microsoft Corp.	170,952	8,173,215
QLIK Technologies, Inc.*	88,471	2,727,561
Red Hat, Inc.*	118,175	7,344,576
salesforce.com, inc.*(a)	159,358	9,540,763
SolarWinds, Inc.*	121,330	6,299,454
Splunk, Inc.*	86,984	5,836,626
Workday, Inc. (Class A Stock)*(a)	53,116	4,623,748

		56,171,954

Specialty Retail — 2.8%
Asbury Automotive Group, Inc.*	28,554	2,161,823
DSW, Inc. (Class A Stock)	96,758	3,432,974
Foot Locker, Inc.	22,583	1,293,780
Inditex SA (Spain), ADR	536,661	7,792,318
Mattress Firm Holding Corp.*(a)	106,311	7,551,270
Restoration Hardware Holdings, Inc.*(a)	17,807	1,504,157
Tiffany & Co.	56,908	6,141,511
Ulta Salon Cosmetics & Fragrance, Inc.*	4,537	573,885
Williams-Sonoma, Inc.	4,596	342,678
Zumiez, Inc.*	27,520	984,391

		31,778,787

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	225,328	26,798,259
EMC Corp.	273,850	8,311,348
Hewlett-Packard Co.	211,780	8,272,127
NCR Corp.*	132,779	3,936,897

		47,318,631

Textiles, Apparel & Luxury Goods — 2.2%
Burberry Group PLC (United Kingdom)	155,487	3,999,515
Deckers Outdoor Corp.*	42,551	4,115,533
G-III Apparel Group Ltd.*	8,886	786,322
Kate Spade & Co.*	58,926	1,887,400
NIKE, Inc. (Class B Stock)	141,343	14,033,946
Vera Bradley, Inc.*	13,308	305,951

		25,128,667

Thrifts & Mortgage Finance — 0.2%
Provident Financial Services, Inc.	89,463	1,545,921
WSFS Financial Corp.	10,296	773,229

		2,319,150

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*(a)	20,811	1,714,618

Transportation Infrastructure
Wesco Aircraft Holdings, Inc.*	24,231	338,992

Wireless Telecommunication Services — 0.7%
SBA Communications Corp. (Class A Stock)*	62,291	7,578,946

TOTAL LONG-TERM INVESTMENTS (cost $774,007,956)		1,118,540,586

SHORT-TERM INVESTMENT — 8.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $100,425,759; includes $69,517,533 of cash collateral for securities on loan)(b)(c)	100,425,759	100,425,759

TOTAL INVESTMENTS — 106.4% (cost $874,433,715)(d)	1,218,966,345
Liabilities in excess of other assets — (6.4)%	(72,826,198)

NET ASSETS — 100.0%	$1,146,140,147

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,277,599; cash collateral of $69,517,533 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$881,719,520

Appreciation	359,624,987
Depreciation	(22,378,162)

Net Unrealized Appreciation	$337,246,825

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,043,336	$—	$—
Airlines	19,418,127	—	—
Auto Components	10,740,184	—	—
Automobiles	16,160,380	—	—
Banks	81,770,857	—	—
Biotechnology	60,728,278	—	—
Building Products	957,055	—	—
Capital Markets	28,648,248	—	—
Chemicals	8,867,705	—	—
Commercial Services & Supplies	7,885,099	—	—
Communications Equipment	9,596,103	—	—
Construction & Engineering	2,178,621	—	—
Consumer Finance	12,602,117	—	—
Diversified Consumer Services	3,501,352	—	—
Diversified Financial Services	4,973,124	—	—
Diversified Telecommunication Services	9,622,296	—	—
Electric Utilities	9,583,382	—	—
Electronic Equipment, Instruments & Components	14,542,535	—	—
Energy Equipment & Services	19,133,257	—	—
Food & Staples Retailing	10,685,431	—	—
Food Products	35,669,557	—	—
Health Care Equipment & Supplies	5,258,564	—	—
Health Care Providers & Services	27,961,350	—	—
Hotels, Restaurants & Leisure	40,643,049	—	—

Household Durables	3,294,477	—	—
Independent Power & Renewable Electricity Producers	8,636,200	—	—
Industrial Conglomerates	6,781,342	—	—
Insurance	41,611,712	—	—
Internet & Catalog Retail	31,786,201	—	—
Internet Software & Services	67,800,928	—	—
IT Services	36,756,137	—	—
Leisure Products	1,880,239	—	—
Life Sciences Tools & Services	10,830,274	—	—
Machinery	35,230,236	—	—
Media	24,639,236	—	—
Metals & Mining	4,928,644	—	—
Multiline Retail	5,748,625	—	—
Oil, Gas & Consumable Fuels	65,458,420	—	—
Personal Products	4,421,460	—	—
Pharmaceuticals	52,940,635	—	—
Professional Services	6,259,182	—	—
Real Estate Investment Trusts (REITs)	27,781,087	—	—
Real Estate Management & Development	2,319,392	—	—
Road & Rail	18,567,295	—	—
Semiconductors & Semiconductor Equipment	27,349,112	—	—
Software	56,171,954	—	—
Specialty Retail	31,778,787	—	—
Technology Hardware, Storage & Peripherals	47,318,631	—	—
Textiles, Apparel & Luxury Goods	21,129,152	3,999,515	—
Thrifts & Mortgage Finance	2,319,150	—	—
Trading Companies & Distributors	1,714,618	—	—
Transportation Infrastructure	338,992	—	—
Wireless Telecommunication Services	7,578,946	—	—
Affiliated Money Market Mutual Fund	100,425,759	—	—

Total	$1,214,966,830	$3,999,515	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.